United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: Six months ended 05/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2023

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Treasuries	34.8%
Mortgage Backed Securities[3]	25.9%
Corporate Bonds	22.6%
Project and Trade Finance Core Fund	4.6%
Emerging Markets Core Fund	4.3%
High Yield Bond Core Fund	2.7%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Security[3]	0.1%
Asset-Backed Security[4]	0.0%
Bank Loan Core Fund[4]	0.0%
Foreign Governments/Agency[4]	0.0%
Municipal Bond[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Other Security Types[4,5]	0.0%
Securities Lending Collateral[6]	7.8%
Cash Equivalents[7]	1.0%
Derivative Contracts[8]	(0.1)%
Other Assets and Liabilities—Net[9]	(4.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consists of purchased put and call options.
6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
Semi-Annual Shareholder Report

8
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES— 34.8%
	U.S. Treasury Bonds— 7.6%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,516,485
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	10,009,816
215,000	United States Treasury Bond, 2.500%, 2/15/2045	166,729
250,000	United States Treasury Bond, 2.500%, 2/15/2046	192,906
350,000	United States Treasury Bond, 2.500%, 5/15/2046	269,778
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	7,258,019
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,563,239
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,969,485
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	8,601,121
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,728,044
800,000	United States Treasury Bond, 3.000%, 11/15/2045	676,383
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,688,445
750,000	United States Treasury Bond, 3.000%, 5/15/2047	633,408
850,000	United States Treasury Bond, 3.000%, 8/15/2048	718,492
950,000	United States Treasury Bond, 3.125%, 8/15/2044	824,993
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,779,108
862,000,000	United States Treasury Bond, 3.625%, 5/15/2053	829,405,625
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,805,487
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	67,685,405
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,384,615
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,347,363
	TOTAL	957,224,946
	U.S. Treasury Inflation-Protected Notes— 0.0%
320,412	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	264,547
	U.S. Treasury Notes— 27.2%
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,499,530
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,410,890
265,000	United States Treasury Note, 0.250%, 9/30/2025	241,978
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,172,335
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	10,015,014
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,392,762
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,973,345
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,737,945
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,296,986
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,460,145
19,000,000	United States Treasury Note, 0.875%, 1/31/2024	18,450,811
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,412,046
11,350,000	United States Treasury Note, 0.875%, 11/15/2030	9,329,403
11,490,000	United States Treasury Note, 1.000%, 12/15/2024	10,855,701
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 72,420,000		United States Treasury Note, 1.125%, 1/15/2025	$ 68,424,111
700,000		United States Treasury Note, 1.125%, 2/28/2027	632,464
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	883,826
26,820,000		United States Treasury Note, 1.250%, 11/30/2026	24,456,375
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	9,763,891
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	7,974,000
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	48,627,660
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	61,445,579
270,000		United States Treasury Note, 1.625%, 5/15/2026	251,779
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,078,078
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	64,149,133
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	5,999,599
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,254,047
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,240,675
180,000		United States Treasury Note, 2.375%, 5/15/2027	169,965
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,603,662
100,000		United States Treasury Note, 2.375%, 5/15/2029	92,633
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,174,098
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	194,328,423
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	190,056,068
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	129,739,553
130,000		United States Treasury Note, 2.625%, 2/15/2029	122,281
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	49,378,282
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	247,968,130
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,579,769
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	52,965,914
455,000		United States Treasury Note, 2.875%, 5/15/2028	435,954
980,000		United States Treasury Note, 2.875%, 8/15/2028	937,253
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	85,740,660
238,650,000		United States Treasury Note, 3.000%, 7/15/2025	232,105,119
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	146,249,310
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,740,587
400,000		United States Treasury Note, 3.125%, 11/15/2028	386,864
1,262,200,000		United States Treasury Note, 3.375%, 5/15/2033	1,235,181,031
100,000,000		United States Treasury Note, 3.500%, 1/31/2028	98,653,010
90,000,000		United States Treasury Note, 3.500%, 4/30/2028	88,853,906
100,000,000		United States Treasury Note, 3.500%, 4/30/2030	98,734,375
32,000,000		United States Treasury Note, 3.750%, 5/31/2030	32,100,000
60,000,000		United States Treasury Note, 4.500%, 11/30/2024	59,753,280
		TOTAL	3,426,480,235
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,515,443,632)	4,383,969,728
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— 22.6%
		Basic Industry - Chemicals— 0.1%
$ 395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	$ 389,263
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,805,230
		TOTAL	8,194,493
		Basic Industry - Metals & Mining— 0.2%
9,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,718,633
5,700,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,567,221
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,484,266
6,935,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,279,692
3,465,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,298,389
4,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,542,670
		TOTAL	30,890,871
		Capital Goods - Aerospace & Defense— 1.0%
7,975,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,549,062
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,916,234
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,735,139
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,881,832
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,785,364
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,747,583
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,842,731
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,408,752
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,240,031
7,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,929,729
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,811,055
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,897,850
10,370,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,479,873
7,150,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	7,000,212
9,555,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,559,746
9,450,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,298,988
12,780,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	13,006,575
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	1,346,800
5,350,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,473,332
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,755,073
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	2,968,932
		TOTAL	121,634,893
		Capital Goods - Building Materials— 0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,770,340
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 6,770,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 6,356,719
	TOTAL	11,127,059
	Capital Goods - Construction Machinery— 0.3%
13,420,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	13,013,160
69,000	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	72,245
295,000	Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	228,615
6,130,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,969,608
3,910,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,778,606
6,000,000	John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,085,856
10,875,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	10,360,385
	TOTAL	39,508,475
	Capital Goods - Diversified Manufacturing— 0.5%
9,000,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.550%, 5/15/2032	8,734,214
4,055,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,801,672
4,180,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	3,049,972
8,040,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,927,462
13,500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	13,204,643
5,100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,424,773
2,835,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,524,591
1,500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,456,942
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,441,478
6,980,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,122,910
9,000,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	7,103,925
7,275,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,078,183
	TOTAL	65,870,765
	Capital Goods - Packaging— 0.1%
6,430,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,086,076
	Communications - Cable & Satellite— 0.4%
6,750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 4.400%, 4/1/2033	5,871,245
175,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	169,460
10,195,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,419,191
3,060,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,003,486
4,070,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,896,173
5,150,000	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,039,288
910,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	681,986
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,943,908
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	348,924
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Cable & Satellite— continued
$ 3,380,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	$ 3,323,406
6,750,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,459,431
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	550,297
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,824,408
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,178,612
5,500,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,550,750
1,250,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	927,316
	TOTAL	48,187,881
	Communications - Media & Entertainment— 0.7%
11,600,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	7,130,875
5,000,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,897,041
1,850,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,598,908
6,394,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	6,546,836
7,800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,497,196
7,800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	7,241,146
4,890,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	4,890,646
7,240,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	7,188,225
5,505,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	4,617,989
4,600,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	3,351,612
7,030,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	6,118,164
8,870,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,854,494
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,453,020
8,630,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,544,146
7,485,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	6,060,404
6,220,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,235,155
	TOTAL	90,225,857
	Communications - Telecom Wireless— 0.7%
8,480,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,419,244
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	4,883,241
5,490,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,573,325
4,855,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,112,453
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,626,027
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,548,607
8,150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	8,028,523
7,800,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	7,086,484
4,775,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,452,595
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,125,694
6,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	5,968,432
4,420,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,418,751
4,505,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,425,140
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,152,315
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 7,225,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	$ 6,906,654
	TOTAL	82,727,485
	Communications - Telecom Wirelines— 0.7%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,917,936
11,255,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,292,207
5,193,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,083,212
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,559,367
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,873,524
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,388,855
8,470,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	8,495,191
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,003,862
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,139,579
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,824,264
7,200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	5,971,549
9,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	8,694,265
7,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	6,181,504
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,106,188
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	696,324
4,590,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,765,577
1,522,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	941,047
	TOTAL	86,934,451
	Consumer Cyclical - Automotive— 0.6%
13,145,000	Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,827,863
2,285,000	Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,989,713
10,950,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,982,532
5,240,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,095,093
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	231,282
7,675,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,794,650
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,777,132
410,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	403,639
2,345,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	2,323,401
6,990,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	7,097,174
7,800,000	Mercedes-Benz Finance N.A., LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,962,053
7,600,000	Mercedes-Benz Finance N.A., LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,594,045
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 11,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	$ 11,319,021
	TOTAL	77,397,598
	Consumer Cyclical - Gaming— 0.0%
250,000	GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	243,055
	Consumer Cyclical - Retailers— 0.7%
3,000,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,595,894
1,660,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,682,837
8,535,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,696,036
8,850,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,330,777
2,745,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	2,321,866
3,730,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	3,472,054
475,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	461,412
6,840,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,641,068
10,680,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,553,794
177,397	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	175,668
1,200,000	CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	828,876
8,500,000	CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,321,310
1,074,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,061,073
3,815,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,530,973
1,745,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,577,623
2,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,516,939
7,025,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	7,046,388
4,705,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,210,632
3,800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	3,571,385
12,000,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	11,897,823
2,370,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,338,878
4,280,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	4,259,503
	TOTAL	92,092,809
	Consumer Cyclical - Services— 0.2%
9,550,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,289,120
5,730,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,469,575
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,587,109
2,100,000	Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,287,712
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,348,900
2,920,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,757,614
4,000,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,873,518
350,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	338,056
	TOTAL	28,951,604
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— 1.0%
$ 870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$ 852,720
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,321,362
8,460,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,606,539
2,200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	2,023,448
8,500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,565,827
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,122,598
10,200,000	Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	9,010,542
8,100,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,196,505
3,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,018,640
6,164,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,472,127
1,390,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,065,505
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,086,883
8,750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	8,534,181
2,875,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,369,571
4,660,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,426,669
2,937,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	2,052,080
3,250,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,203,372
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,396,900
7,540,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,378,919
2,800,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,225,364
5,365,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,858,462
850,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	840,578
5,060,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,259,344
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,561,167
9,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	8,173,816
6,850,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,622,495
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	156,311
3,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,960,539
3,885,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,061,721
8,050,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,792,800
	TOTAL	128,216,985
	Consumer Non-Cyclical - Health Care— 0.5%
5,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,502,505
3,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,788,507
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 4,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	$ 3,869,581
3,120,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,534,225
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,650,697
2,595,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	2,032,271
8,420,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,537,812
2,870,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,555,974
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	770,872
7,700,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.857%, 3/15/2030	7,937,539
2,110,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	2,302,093
8,790,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,921,916
2,385,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,371,150
7,700,000	HCA, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/15/2032	6,714,862
5,630,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,305,496
2,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,984,614
7,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,642,748
	TOTAL	65,422,862
	Consumer Non-Cyclical - Pharmaceuticals— 1.2%
4,628,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,567,892
7,800,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,799,700
7,750,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,312,863
7,750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,391,552
7,800,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	7,015,658
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,963,085
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	317,843
11,450,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	11,495,388
11,120,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	11,132,091
2,225,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,801,371
3,525,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,150,371
6,100,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,812,628
7,700,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	7,414,807
7,800,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	6,247,452
2,800,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,346,226
9,925,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,694,377
5,740,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,250,546
8,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,860,809
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	235,498
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 2,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	$ 2,588,104
500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	454,100
1,000,000	Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,147,189
7,605,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,580,457
7,625,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,659,213
5,930,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	6,109,374
14,652,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	9,350,290
8,870,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,412,902
9,915,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,805,236
	TOTAL	153,917,022
	Consumer Non-Cyclical - Products— 0.1%
6,940,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 4.900%, 3/22/2033	7,070,971
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/22/2028	6,826,581
2,390,000	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,356,736
	TOTAL	16,254,288
	Consumer Non-Cyclical - Tobacco— 0.3%
6,475,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,202,261
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,363,918
6,700,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,134,336
4,635,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,178,730
3,400,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,049,135
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,119,361
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,710,198
5,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,991,532
6,090,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,247,929
4,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,893,261
	TOTAL	40,890,661
	Energy - Independent— 0.3%
3,930,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	3,691,819
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,810,163
6,790,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	7,053,946
7,820,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,376,424
9,000,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,669,060
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Energy - Independent— continued
$ 610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	$ 707,085
	TOTAL	34,308,497
	Energy - Integrated— 0.4%
4,990,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,400,890
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,303,054
2,995,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	2,976,612
100,000	BP PLC, Deb., 8.750%, 3/1/2032	122,017
12,775,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,329,773
7,470,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,564,381
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,417,185
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,473,041
205,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	234,728
3,450,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,669,425
4,020,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,849,883
3,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,747,193
	TOTAL	47,088,182
	Energy - Midstream— 0.8%
8,240,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,978,060
3,500,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	3,442,710
2,100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,074,708
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,075,699
3,715,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,688,167
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	741,696
5,000,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	4,953,513
5,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,204,008
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	887,787
8,830,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	8,862,459
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	443,408
5,150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	5,116,797
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	562,478
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,144,025
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	275,628
4,800,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,813,258
7,800,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,481,313
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,847,513
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Energy - Midstream— continued
$ 1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	$ 1,699,729
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	5,980,950
2,950,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,990,543
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,542,872
8,495,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	6,980,935
10,840,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,572,963
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,534,644
225,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	192,105
7,275,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	6,274,222
	TOTAL	97,362,190
	Energy - Oil Field Services— 0.2%
8,000,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,107,915
8,150,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,210,355
1,615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,568,569
9,000,000	Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	7,937,669
	TOTAL	24,824,508
	Energy - Refining— 0.2%
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	537,920
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	252,325
7,795,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	6,431,109
4,615,000	Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,464,955
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	935,781
5,360,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,854,647
3,395,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,283,364
3,520,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,967,814
	TOTAL	24,727,915
	Financial Institution - Banking— 3.9%
355,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	343,377
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,103,095
11,000,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	11,438,686
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,312,972
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,044,906
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,837,162
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	14,424,022
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,325,225
10,245,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	10,186,035
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,038,132
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,573,525
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	$ 8,570,983
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	8,824,873
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,603,206
4,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,386,026
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	551,028
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	645,737
4,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,712,694
5,440,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,245,621
2,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	2,495,566
480,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	470,409
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,133,925
8,575,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	8,334,710
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,641,534
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,744,717
8,135,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,846,597
5,600,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,437,266
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,268,142
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,714,899
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	331,708
8,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,625,295
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,173,431
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	5,561,155
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	5,824,471
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,258,735
6,040,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	5,918,225
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,762,472
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,709,158
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,981,640
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,575,861
14,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,278,176
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,071,148
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,732,004
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,150,474
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	481,423
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,610,660
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 5,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	$ 4,824,513
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,340,209
5,050,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,778,969
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,366,591
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	709,154
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	584,075
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,983,720
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,179,578
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,751,030
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	8,892,085
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,605,382
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,624,248
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	202,027
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	242,862
12,210,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	12,368,134
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	606,797
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,537,889
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,184,747
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,423,721
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,339,308
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,563,914
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	3,992,728
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,424,550
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,648,814
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,206,173
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,451,849
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,756,238
160,000		Natwest Group PLC, Sub., 6.000%, 12/19/2023	159,043
7,310,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,673,197
7,100,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,522,782
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,169,538
40,456	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,992
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,638,871
3,500,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,406,177
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	318,765
6,750,000		State Street Corp., Sub., 2.200%, 3/3/2031	5,466,708
7,950,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	7,080,344
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	323,803
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 3,310,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	$ 3,031,072
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,411,251
700,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	620,177
2,280,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,179,672
500,000	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	501,183
6,930,000	US Bancorp, 4.967%, 7/22/2033	6,282,633
7,835,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	5,960,825
265,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	255,636
8,875,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	8,891,966
10,825,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,685,954
8,240,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,136,301
15,150,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,224,292
7,550,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,289,949
435,000	Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	406,666
	TOTAL	494,544,208
	Financial Institution - Broker/Asset Mgr/Exchange— 0.2%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,342,789
4,605,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,559,590
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,900,632
2,810,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,716,193
3,265,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,119,060
5,240,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,539,196
3,580,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,463,032
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	4,953,177
	TOTAL	28,593,669
	Financial Institution - Finance Companies— 0.2%
4,400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,925,891
2,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,316,475
6,375,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	5,079,469
8,745,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	8,648,380
4,320,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,320,596
5,630,000	ERAC USA Finance LLC, Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,524,910
	TOTAL	29,815,721
	Financial Institution - Insurance - Health— 0.4%
14,660,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	14,378,333
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Health— continued
$ 11,990,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	$ 12,056,864
10,050,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,867,384
10,050,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,874,711
	TOTAL	46,177,292
	Financial Institution - Insurance - Life— 0.6%
4,795,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,844,914
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,575,194
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,661,103
2,000,000	American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	1,961,425
3,400,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,117,182
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,239,899
6,085,000	Met Life Glob Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,076,149
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	325,625
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,866,226
16,268,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,643,933
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,817,984
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,354,994
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,259,869
10,500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	8,537,823
5,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,521,163
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,116,106
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,173,295
335,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	305,305
	TOTAL	75,398,189
	Financial Institution - Insurance - P&C— 0.4%
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,083,871
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,851
5,825,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,644,052
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,626,476
4,800,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,683,655
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,082,836
8,695,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,137,578
8,440,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,322,708
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Insurance - P&C— continued
$ 2,345,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	$ 2,440,923
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,536,824
4,075,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	4,198,445
	TOTAL	46,784,219
	Financial Institution - REIT - Apartment— 0.2%
13,630,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,857,416
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,000,645
3,405,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,749,056
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,195,715
	TOTAL	26,802,832
	Financial Institution - REIT - Healthcare— 0.2%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,910,920
7,680,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,896,669
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,518,135
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,613,868
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,460,232
8,655,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,151,725
	TOTAL	27,551,549
	Financial Institution - REIT - Office— 0.2%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,820,926
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,130,896
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	2,422,070
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,047,417
1,180,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	945,805
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,976,452
	TOTAL	19,343,566
	Financial Institution - REIT - Other— 0.1%
7,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,878,798
	Financial Institution - REIT - Retail— 0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,892,343
9,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,020,836
7,830,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,382,908
	TOTAL	19,296,087
	Municipal Services— 0.0%
1,370,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,366,319
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Sovereign— 0.0%
$ 3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	$ 4,015,232
	Technology— 1.7%
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,914,615
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,615,704
2,000,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,966,773
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	493,819
12,760,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	12,712,301
11,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	11,347,564
6,800,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,622,500
6,202,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,894,755
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,681,144
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,252,823
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	263,636
8,100,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	6,730,361
8,395,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,520,140
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,956,179
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,471,713
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,570,222
4,095,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	4,032,255
1,285,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	1,214,142
5,985,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,483,782
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,538,456
6,020,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	6,170,597
13,000,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,999,719
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,940,744
3,400,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,225,512
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	868,175
4,057,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	3,004,637
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,443,601
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,945,696
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	259,936
4,570,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,175,107
9,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,462,140
6,500,000	Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	6,281,247
6,500,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	6,076,611
5,000,000	Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,347,562
5,175,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,639,534
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,001,471
5,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,053,512
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Technology— continued
$ 4,555,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 4,327,416
2,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,908,632
10,400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,538,083
2,985,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,866,480
8,500,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,292,012
4,800,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,252,171
3,575,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,810,994
	TOTAL	213,174,473
	Technology Services— 0.2%
5,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,822,723
7,000,000	Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,734,078
11,840,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	11,657,354
9,950,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	8,296,380
	TOTAL	30,510,535
	Transportation - Railroads— 0.2%
1,570,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,425,114
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,308,279
4,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,851,007
1,470,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,209,810
3,660,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,290,658
4,590,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,906,555
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,760,111
3,810,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,827,502
	TOTAL	25,579,036
	Transportation - Services— 0.5%
8,360,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	8,220,140
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,219,163
6,395,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,966,613
7,885,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,598,827
3,585,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,544,493
3,230,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,215,765
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,434,991
8,285,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	8,361,455
9,100,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	9,240,489
	TOTAL	60,801,936
	Utility - Electric— 1.9%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,034,008
9,000,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,759,307
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 3,790,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	$ 3,394,649
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,849,443
5,470,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,294,499
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	360,700
6,700,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,839,050
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,758,188
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,206,844
1,600,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,366,320
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,084,166
8,810,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	9,061,619
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,096,069
2,775,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,507,113
7,205,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,458,182
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,165,290
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,113,944
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	450,611
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,485,968
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,851,464
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,004,710
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,447,134
5,825,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,905,241
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,731,296
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,441,054
5,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,657,207
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	514,276
4,130,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,418,903
7,825,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,629,422
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,967,834
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,386,541
2,385,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,076,295
3,220,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,647,460
6,043,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,643,753
5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,823,233
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,590,966
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 5,720,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	$ 5,424,357
5,840,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,787,727
2,260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	2,286,062
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,933,301
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,261,359
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,532,194
8,080,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	8,105,010
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	259,892
7,805,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,335,861
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,869,444
3,150,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,756,119
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,475,894
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,550,249
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,796,254
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,309,257
1,640,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,654,411
		TOTAL	237,360,150
		Utility - Natural Gas— 0.2%
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,758,141
4,420,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,532,204
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,689,801
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,277,561
8,240,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,577,347
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,185,196
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,121,119
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	140,169
		TOTAL	30,281,538
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,353,529
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,313,588
		TOTAL	2,667,117
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,090,804,975)	2,850,028,948
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.6%
		Commercial Mortgage— 0.6%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,314,583
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
	Commercial Mortgage— continued
$ 8,800,000	Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	$ 8,248,264
4,359,000	Bank, Class A5, 3.390%, 6/15/2060	4,041,402
8,890,000	Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,247,499
29,700,000	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,092,051
4,075,000	BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,112,668
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,370,351
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,805,593
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,196,326
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,092,203
	TOTAL	79,520,940
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
25,454	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	25,285
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $87,630,590)	79,546,225
	COMMERCIAL MORTGAGE-BACKED SECURITY— 0.1%
	Agency Commercial Mortgage-Backed Securities— 0.1%
11,890,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.724%, 10/25/2048 (IDENTIFIED COST $11,629,910)	11,377,648
	FOREIGN GOVERNMENTS/AGENCY— 0.0%
	Sovereign— 0.0%
2,150,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024 (IDENTIFIED COST $2,165,049)	2,130,736
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
63	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	66
120,728	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	119,852
	TOTAL	119,918
	Federal Home Loan Mortgage Corporation REMIC— 0.0%
219	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	230
106,918	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	110,915
11,630	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	11,998
289	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	299
2,729	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	2,692
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation REMIC— continued
$ 3,431	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	$ 3,300
3,721	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	3,623
3,662	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	3,774
41,425	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	42,502
2,697	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	2,673
4,646	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,827
	TOTAL	186,833
	Federal National Mortgage Association— 0.0%
975	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	995
2,081	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	2,175
2,453	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,511
13,904	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	13,894
13,007	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	13,499
8,227	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	8,506
208	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	210
161	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	164
1,078	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,137
288	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	302
923	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	984
32	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	32
13,131	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	13,588
54,785	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	55,985
8,892	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	9,101
31,111	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	32,202
7,765	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	8,001
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 993	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	$ 1,025
22,069	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	22,688
2,303	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,390
3,345	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,338
8,563	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	8,834
58,709	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	59,710
11,172	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	11,056
1,610	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,663
18,540	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	18,854
3,730	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,854
176,944	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	175,313
4,224	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	4,188
5,379	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	5,040
2,863	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,763
10,541	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	10,440
2,911	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,884
7,660	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	7,795
1,308	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,296
20,199	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	20,026
1,725	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,711
11,332	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	10,920
1,992	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	1,935
18,640	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	17,966
7,802	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	7,302
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 2,147	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	$ 2,089
7,400	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	6,912
5,008	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,559
11,500	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	10,792
10,489	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	9,797
96,475	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	98,174
240,168	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	238,017
5,635	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,587
203,677	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	200,106
3,455	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,425
3,870	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,731
15,607	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	14,604
	TOTAL	1,164,070
	Government National Mortgage Association— 0.0%
164	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	163
56	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	56
871	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	887
955	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	977
1,856	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,892
2,493	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,508
2,600	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,654
1,045	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,076
232	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	242
147	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	151
3,626	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,759
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 1,931	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	$ 2,008
2,306	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,401
15,513	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	15,791
10,113	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	10,296
3,269	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,331
16,802	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	17,123
17,855	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	18,204
20,057	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	20,160
7,536	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	7,574
8,245	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	8,424
16,892	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	17,006
1,620	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	1,617
81	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	80
1,254	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	1,256
1,343	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,361
76	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	77
23	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	23
415	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	423
31,008	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	31,561
604	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	617
105	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	105
52	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	53
132	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	135
3,882	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	3,896
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 2,277	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	$ 2,278
1,449	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,496
108	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	112
667	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	667
1,947	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,943
7,213	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	7,453
14,818	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	15,300
15,830	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	15,632
1,041	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,079
6,990	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	6,968
204,708	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	209,459
34,283	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	35,164
52,165	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	53,484
4,462	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,600
4,013	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	4,055
6,843	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	7,037
6,380	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	6,032
1,858	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,806
	TOTAL	552,452
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,048,432)	2,023,273
	MUNICIPAL BOND— 0.0%
	Transportation - Services— 0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $416,556)	401,300
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITY— 0.0%
		Financial Institution - Finance Companies— 0.0%
$ 62,036		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $62,860)	$ 24,058
	[2]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
1,443		FNMA ARM, 4.810%, 1/1/2033	1,466
		Government National Mortgage Association— 0.0%
85		GNMA ARM, 2.750%, 10/20/2025	83
876		GNMA ARM, 3.000%, 5/20/2028	858
		TOTAL	941
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,476)	2,407
		PURCHASED CALL OPTIONS— 0.0%
25,000,000		Bank of New York, AUD CALL/USD PUT (CALL-Option), Notional Amount $694,750,000, Exercise Price $0.690, Expiration Date 8/11/2023	57,100
18,350,000		JP Morgan, AUD CALL/USD PUT (CALL-Option), Notional Amount $2,490,278,500, Exercise Price $0.718, Expiration Date 7/13/2023	532
20,000,000		Morgan Stanley EUR CALL/USD PUT (CALL-Option), Notional Amount $817,600,000, Exercise Price $1.100, Expiration Date 7/7/2023	25,800
20,000,000		Toronto Dominion EUR CALL/USD PUT (CALL-Option), Notional Amount $430,950,000, Exercise Price $1.085, Expiration Date 6/22/2023	42,520
5,530,000		Toronto Dominion, AUD CALL/USD PUT (CALL-Option), Notional Amount $312,998,000, Exercise Price $0.675, Expiration Date 6/7/2023	155
20,000,000		UBS NZD CALL/USD PUT (CALL-Option), Notional Amount $146,400,000, Exercise Price $0.640, Expiration Date 8/11/2023	39,840
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,416,847)	165,947
		PURCHASED PUT OPTIONS— 0.0%
11,060,000		Bank of Montreal, GBP PUT/AUD CALL (PUT-Option), Notional Amount $922,514,600, Exercise Price $1.849, Expiration Date 6/8/2023	193
11,060,000		Bank of Montreal, GBP PUT/NZD CALL (PUT-Option), Notional Amount $922,514,600 Exercise Price $1.980, Expiration Date 6/8/2023	27
18,350,000		JP Morgan, USD PUT/CAD CALL (PUT-Option), Notional Amount $2,490,278,500, Exercise Price $1.322, Expiration Date 7/14/2023	22,607
15,000,000		Morgan Stanley, USD PUT/ZAR CALL (PUT-Option), Notional Amount $1,226,400,000, Exercise Price $19.000, Expiration Date 7/13/2023	91,185
11,060,000		Toronto Dominion, EUR PUT/NOK CALL (PUT-Option), Notional Amount $625,996,000, Exercise Price $11.520, Expiration Date 6/7/2023	1,478
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $818,329)	115,490
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES— 49.4%
16,484	Bank Loan Core Fund	$ 141,598
69,915,330	Emerging Markets Core Fund	540,445,506
984,390,145	Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[4]	984,390,145
128,600,616	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[4]	128,574,896
64,667,741	High Yield Bond Core Fund	340,798,994
434,548,295	Mortgage Core Fund	3,663,242,126
65,793,879	Project and Trade Finance Core Fund	575,038,501
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,455,513,484)	6,232,631,766
	TOTAL INVESTMENT IN SECURITIES—107.5% (IDENTIFIED COST $14,167,953,140)[5]	13,562,417,526
	OTHER ASSETS AND LIABILITIES - NET—(7.5)%[6]	(944,163,871)
	TOTAL NET ASSETS—100%	$12,618,253,655
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	4,245	$873,740,395	September 2023	$564,484
United States Treasury Notes 5-Year Long Futures	19,999	$2,181,453,422	September 2023	$7,871,898
United States Treasury Notes 10-Year Long Futures	4,463	$510,874,031	September 2023	$3,864,644
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	3,105	$374,006,953	September 2023	$(4,112,153)
United States Treasury Ultra Bond Short Futures	4,573	$625,929,375	September 2023	$(11,836,497)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,647,624)
Semi-Annual Shareholder Report

At May 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/7/2023	UBS AG	38,234,017	AUD	$25,000,000	$(126,202)
8/15/2023	Citibank N.A.	6,846,003	AUD	$3,686,300	$(176,829)
8/15/2023	Barclays Bank PLC	8,094,887	AUD	$5,530,000	$(250,347)
8/15/2023	Morgan Stanley Capital	8,383,516	AUD	$5,560,000	$(92,097)
8/15/2023	Wells Fargo Bank	10,011,971	EUR	$11,060,000	$(313,643)
8/15/2023	Wells Fargo Bank	11,067,000	EUR	$12,223,908	$(345,134)
8/15/2023	JP Morgan Chase Bank, N.A.	10,153,833	EUR	$11,060,000	$(161,375)
8/15/2023	HSBC Bank USA	7,349,435	GBP	$3,686,300	$(239,030)
8/15/2023	Morgan Stanley Capital	81,611,405,000	IDR	$5,461,916	$(21,748)
8/15/2023	State Street Bank & Trust Co.	760,902,068	JPY	$5,560,000	$(35,516)
8/15/2023	Barclays Bank PLC	1,512,372,050	JPY	$11,060,000	$(79,514)
8/15/2023	JP Morgan Chase Bank, N.A.	1,465,039,010	JPY	$11,060,000	$(423,172)
8/15/2023	Citibank N.A.	57,476,829	NOK	$5,530,000	$(334,029)
8/15/2023	State Street Bank & Trust Co.	60,589,561	NOK	$5,560,000	$(82,634)
8/15/2023	Bank Of America, N.A.	17,356,036	NZD	$11,060,000	$(610,341)
Contracts Sold:
8/15/2023	HSBC Bank USA	3,686,300	USD	7,349,435 NZD	$72,276
8/15/2023	Citibank N.A.	3,686,300	USD	6,846,003 AUD	$50,259
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(3,169,076)
At May 31, 2023, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan Chase Bank, N.A.	USD CALL/CAD PUT	(18,350,000)	$18,350,000	July 2023	$1.36	$(142,543)
Morgan Stanley Capital	USD CALL/COP PUT	(15,000,000)	$15,000,000	June 2023	$4,750.00	$(51,825)
Morgan Stanley Capital	USD CALL/ZAR PUT	(15,000,000)	$15,000,000	July 2023	$19.60	$(408,270)
Toronto Dominion	EUR CALL/USD PUT	(40,000,000)	$40,000,000	June 2023	$1.11	$(11,760)
Semi-Annual Shareholder Report

Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
Bank of New York	EUR PUT /USD CALL	(18,350,000)	$18,350,000	July 2023	$1.07	$(187,280)
Bank of New York	NZD PUT/USD CALL	(25,000,000)	$25,000,000	June 2023	$0.62	$(617,125)
Barclays Bank PLC	EUR PUT/USD CALL	(20,000,000)	$20,000,000	July 2023	$1.07	$(166,820)
JP Morgan Chase Bank, N.A.	AUD PUT/USD CALL	(18,350,000)	$18,350,000	July 2023	$0.68	$(773,911)
Morgan Stanley Capital	USD PUT/COP CALL	(15,000,000)	$15,000,000	June 2023	$4,400.00	$(132,300)
(Premium Received $2,116,521)						$(2,491,834)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$137,224	$6,194	$—
Emerging Markets Core Fund	$405,065,779	$146,345,552	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$3,416,931	$3,144,440,291	$(2,163,467,077)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$282,658,425	$2,631,242,303	$(2,785,409,186)
High Yield Bond Core Fund	$287,857,288	$54,735,000	$—
Mortgage Core Fund	$2,801,837,359	$1,279,602,000	$(418,000,000)
Project and Trade Finance Core Fund	$398,072,678	$175,538,637	$—
TOTAL OF AFFILIATED TRANSACTIONS	$4,179,045,684	$7,431,909,977	$(5,366,876,263)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2023	Shares Held as of 5/31/2023**	Dividend Income
$(1,820)	$—	$141,598	16,484	$6,194
$(10,965,825)	$—	$540,445,506	69,915,330	$16,843,552
$—	$—	$984,390,145	984,390,145	$2,720,846
$(63,559)	$146,913	$128,574,896	128,600,616	$3,637,159
$(1,793,294)	$—	$340,798,994	64,667,741	$10,746,439
$55,052,826	$(55,250,059)	$3,663,242,126	434,548,295	$61,465,835
$1,427,186	$—	$575,038,501	65,793,879	$21,949,238
$43,655,514	$(55,103,146)	$6,232,631,766	1,747,932,490	$117,369,263

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At May 31, 2023, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,383,969,728	$—	$4,383,969,728
Corporate Bonds	—	2,850,011,956	16,992	2,850,028,948
Collateralized Mortgage Obligations	—	79,546,225	—	79,546,225
Commercial Mortgage- Backed Security	—	11,377,648	—	11,377,648
Foreign Governments/ Agency	—	2,130,736	—	2,130,736
Mortgage-Backed Securities	—	2,023,273	—	2,023,273
Municipal Bond	—	401,300	—	401,300
Asset-Backed Security	—	24,058	—	24,058
Adjustable Rate Mortgages	—	2,407	—	2,407
Purchased Call Options	—	165,947	—	165,947
Purchased Put Options	—	115,490	—	115,490
Investment Companies[1]	5,657,593,265	—	—	6,232,631,766
TOTAL SECURITIES	$5,657,593,265	$7,329,768,768	$16,992	$13,562,417,526
Other Financial Instruments:
Assets
Futures Contracts	$12,301,026	$—	$—	$12,301,026
Foreign Exchange Contracts	—	122,535	—	122,535
Liabilities
Futures Contracts	(15,948,650)	—	—	(15,948,650)
Foreign Exchange Contracts	—	(3,291,611)	—	(3,291,611)
Written Options Contracts	—	(2,491,834)	—	(2,491,834)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,647,624)	$(5,660,910)	$—	$(9,308,534)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $575,038,501 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
EUR	—Euro
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.16[1]	0.25[1]	0.26	0.26	0.32	0.30
Net realized and unrealized gain (loss)	(0.03)	(1.61)	(0.23)	0.67	0.70	(0.52)
Total From Investment Operations	0.13	(1.36)	0.03	0.93	1.02	(0.22)
Less Distributions:
Distributions from net investment income	(0.16)	(0.24)	(0.26)	(0.26)	(0.32)	(0.30)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.16)	(0.35)	(0.48)	(0.26)	(0.32)	(0.30)
Net Asset Value, End of Period	$9.54	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	1.35%	(12.26)%	0.32%	8.47%	9.95%	(2.01)%
Ratios to Average Net Assets:
Net expenses[3]	0.92%[4]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	3.25%[4]	2.40%	2.30%	2.31%	2.95%	2.82%
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.05%	0.05%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,448	$159,323	$195,599	$201,349	$171,858	$184,434
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.13[1]	0.19[1]	0.21	0.21	0.27	0.25
Net realized and unrealized gain (loss)	(0.02)	(1.60)	(0.23)	0.66	0.70	(0.52)
Total From Investment Operations	0.11	(1.41)	(0.02)	0.87	0.97	(0.27)
Less Distributions:
Distributions from net investment income	(0.14)	(0.19)	(0.21)	(0.20)	(0.27)	(0.25)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.14)	(0.30)	(0.43)	(0.20)	(0.27)	(0.25)
Net Asset Value, End of Period	$9.54	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	1.10%	(12.70)%	(0.17)%	7.93%	9.40%	(2.51)%
Ratios to Average Net Assets:
Net expenses[3]	1.42%[4]	1.42%	1.42%	1.43%	1.43%	1.44%
Net investment income	2.75%[4]	1.90%	1.80%	1.81%	2.45%	2.31%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,465	$28,179	$41,098	$52,265	$47,994	$52,798
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.15[1]	0.23[1]	0.24	0.24	0.30	0.29
Net realized and unrealized gain (loss)	(0.03)	(1.61)	(0.23)	0.67	0.70	(0.52)
Total From Investment Operations	0.12	(1.38)	0.01	0.91	1.00	(0.23)
Less Distributions:
Distributions from net investment income	(0.15)	(0.22)	(0.24)	(0.24)	(0.30)	(0.29)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.15)	(0.33)	(0.46)	(0.24)	(0.30)	(0.29)
Net Asset Value, End of Period	$9.54	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	1.26%	(12.42)%	0.14%	8.27%	9.77%	(2.17)%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.11%	1.11%	1.11%	1.09%	1.10%
Net investment income	3.06%[4]	2.21%	2.11%	2.14%	2.79%	2.65%
Expense waiver/reimbursement[5]	0.04%[4]	0.06%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,892	$27,461	$36,596	$38,182	$40,574	$43,512
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.57	$11.29	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.18[1]	0.30[1]	0.32	0.33	0.38	0.36
Net realized and unrealized gain (loss)	(0.02)	(1.61)	(0.21)	0.66	0.70	(0.52)
Total From Investment Operations	0.16	(1.31)	0.11	0.99	1.08	(0.16)
Less Distributions:
Distributions from net investment income	(0.19)	(0.30)	(0.33)	(0.32)	(0.38)	(0.36)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.19)	(0.41)	(0.55)	(0.32)	(0.38)	(0.36)
Net Asset Value, End of Period	$9.54	$9.57	$11.29	$11.73	$11.06	$10.36
Total Return[2]	1.63%	(11.86)%	0.97%	9.06%	10.55%	(1.47)%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	3.80%[4]	2.96%	2.85%	2.86%	3.50%	3.38%
Expense waiver/ reimbursement[5]	0.07%[4]	0.08%	0.07%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,433,756	$7,573,873	$8,145,281	$7,510,994	$6,419,153	$5,855,756
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.57	$11.28	$11.73	$11.06	$10.36	$10.88
Income From Investment Operations:
Net investment income (loss)	0.17[1]	0.27[1]	0.29	0.29	0.34	0.32
Net realized and unrealized gain (loss)	(0.03)	(1.60)	(0.23)	0.66	0.71	(0.51)
Total From Investment Operations	0.14	(1.33)	0.06	0.95	1.05	(0.19)
Less Distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.29)	(0.28)	(0.35)	(0.33)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.17)	(0.38)	(0.51)	(0.28)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.54	$9.57	$11.28	$11.73	$11.06	$10.36
Total Return[2]	1.48%	(12.04)%	0.57%	8.73%	10.22%	(1.76)%
Ratios to Average Net Assets:
Net expenses[3]	0.67%[4]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	3.50%[4]	2.64%	2.54%	2.58%	3.21%	3.07%
Expense waiver/reimbursement[5]	0.26%[4]	0.26%	0.26%	0.27%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,616	$187,000	$270,435	$356,898	$393,416	$425,188
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.56	$11.28	$11.73	$11.06	$10.36	$10.87
Income From Investment Operations:
Net investment income (loss)	0.18[1]	0.30[1]	0.32	0.33	0.38	0.36
Net realized and unrealized gain (loss)	(0.01)	(1.61)	(0.22)	0.66	0.70	(0.51)
Total From Investment Operations	0.17	(1.31)	0.10	0.99	1.08	(0.15)
Less Distributions:
Distributions from net investment income	(0.19)	(0.30)	(0.33)	(0.32)	(0.38)	(0.36)
Distributions from net realized gain	—	(0.11)	(0.22)	—	—	—
Total Distributions	(0.19)	(0.41)	(0.55)	(0.32)	(0.38)	(0.36)
Net Asset Value, End of Period	$9.54	$9.56	$11.28	$11.73	$11.06	$10.36
Total Return[2]	1.74%	(11.86)%	0.89%	9.07%	10.56%	(1.37)%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.81%[4]	2.97%	2.85%	2.87%	3.50%	3.39%
Expense waiver/ reimbursement[5]	0.03%[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,752,076	$2,286,594	$2,512,951	$1,924,055	$1,498,931	$1,079,125
Portfolio turnover[6]	48%	107%	68%	88%	43%	48%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $967,784,985 of securities loaned and $6,232,631,766 of investments in affiliated holdings* (identified cost $14,167,953,140, including $6,455,513,484 of identified cost in affiliated holdings)	$13,562,417,526
Cash	19,959,043
Due from broker (Note 2)	21,798,482
Income receivable	42,900,395
Income receivable from affiliated holdings	22,092,034
Receivable for investments sold	8,709,274
Receivable for shares sold	16,699,927
Unrealized appreciation on foreign exchange contracts	122,535
Total Assets	13,694,699,216
Liabilities:
Payable for investments purchased	44,410,027
Payable for shares redeemed	16,486,197
Written options outstanding, at value (premium received $2,116,521)	2,491,834
Unrealized depreciation on foreign exchange contracts	3,291,611
Bank overdraft denominated in foreign currencies (identified cost $236,281)	237,449
Payable for variation margin on futures contracts	16,496,178
Payable for collateral due to broker for securities lending (Note 2)	984,390,145
Income distribution payable	8,011,177
Payable for investment adviser fee (Note 5)	91,482
Payable for administrative fee (Note 5)	26,757
Payable for Directors’/Trustees’ fees (Note 5)	249
Payable for distribution services fee (Note 5)	78,715
Payable for other service fees (Notes 2 and 5)	85,606
Accrued expenses (Note 5)	348,134
Total Liabilities	1,076,445,561
Net assets for 1,322,652,705 shares outstanding	$12,618,253,655
Net Assets Consist of:
Paid-in capital	$13,999,612,167
Total distributable earnings (loss)	(1,381,358,512)
Total Net Assets	$12,618,253,655
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($176,448,167 ÷ 18,495,396 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share (100/95.50 of $9.54)	$9.99
Redemption proceeds per share	$9.54
Class C Shares:
Net asset value per share ($35,464,989 ÷ 3,717,781 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share (99.00/100 of $9.54)	$9.44
Class R Shares:
Net asset value per share ($26,891,753 ÷ 2,819,107 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share	$9.54
Institutional Shares:
Net asset value per share ($9,433,755,887 ÷ 988,755,971 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share	$9.54
Service Shares:
Net asset value per share ($193,616,371 ÷ 20,293,984 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share	$9.54
Class R6 Shares:
Net asset value per share ($2,752,076,488 ÷ 288,570,466 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.54
Offering price per share	$9.54
Redemption proceeds per share	$9.54

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2023 (unaudited)

Investment Income:
Interest	$126,156,845
Dividends (including $117,369,263 received from affiliated holdings* and net of foreign taxes withheld of $5,075)	114,643,342
Net income on securities loaned (includes $2,720,846 earned from affiliated holdings related to cash collateral balances*) (Note 2)	383,901
TOTAL INCOME	241,184,088
Expenses:
Investment adviser fee (Note 5)	17,330,335
Administrative fee (Note 5)	4,515,934
Custodian fees	128,382
Transfer agent fees (Note 2)	2,709,564
Directors’/Trustees’ fees (Note 5)	28,996
Auditing fees	18,162
Legal fees	5,115
Portfolio accounting fees	143,031
Distribution services fee (Note 5)	638,576
Other service fees (Notes 2 and 5)	491,256
Share registration costs	217,578
Printing and postage	117,944
Miscellaneous (Note 5)	39,548
TOTAL EXPENSES	26,384,421
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,980,567)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,846,810)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,827,377)
Net expenses	22,557,044
Net investment income	218,627,044
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including net realized loss of $(55,103,146) on sales of investments in affiliated holdings*)	$5,918,512
Net realized loss on foreign currency transactions	(1,036,232)
Net realized gain on foreign exchange contracts	2,616,821
Net realized loss on futures contracts	(12,962,773)
Net realized gain on written options	1,249,110
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $43,655,514 of investments in affiliated holdings*)	(37,881,536)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(44,854)
Net change in unrealized depreciation of foreign exchange contracts	(3,045,922)
Net change in unrealized depreciation of futures contracts	(941,196)
Net change in unrealized depreciation of written options	(112,093)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(46,240,163)
Change in net assets resulting from operations	$172,386,881

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2023	Year Ended 11/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$218,627,044	$301,235,258
Net realized gain (loss)	(4,214,562)	(699,978,513)
Net change in unrealized appreciation/depreciation	(42,025,601)	(930,181,228)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	172,386,881	(1,328,924,483)
Distributions to Shareholders:
Class A Shares	(2,833,977)	(5,963,077)
Class B Shares[1]	(6,348)	(60,196)
Class C Shares	(433,114)	(1,003,417)
Class R Shares	(425,443)	(1,015,697)
Institutional Shares	(165,894,254)	(295,462,769)
Service Shares	(3,431,300)	(8,486,631)
Class R6 Shares	(49,211,482)	(93,420,096)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,235,918)	(405,411,883)
Share Transactions:
Proceeds from sale of shares	3,659,715,664	4,684,522,883
Net asset value of shares issued to shareholders in payment of distributions declared	175,842,182	315,580,826
Cost of shares redeemed	(1,431,106,878)	(4,206,761,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,404,450,968	793,341,996
Change in net assets	2,354,601,931	(940,994,370)
Net Assets:
Beginning of period	10,263,651,724	11,204,646,094
End of period	$12,618,253,655	$10,263,651,724

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $3,827,377 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$68,874	$(9,403)
Class B Shares	647	(344)
Class C Shares	9,885	—
Class R Shares	35,189	(286)
Institutional Shares	2,433,098	(1,616,241)
Service Shares	47,503	(28,345)
Class R6 Shares	114,368	—
TOTAL	$2,709,564	$(1,654,619)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$213,066
Class B Shares	544
Class C Shares	38,376
Service Shares	239,270
TOTAL	$491,256
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional
Semi-Annual Shareholder Report

amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/ asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2023, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the
Semi-Annual Shareholder Report

Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,134,184,642 and $847,561,185, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,263,780 and $1,029,243, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$967,784,985	$984,390,145
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $102,211 and $314,695, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $728,480 and $431,171, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$3,647,624*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	122,535	Unrealized depreciation on foreign exchange contracts	3,291,611
Foreign exchange contracts		—	Written options outstanding, at value	2,491,834
Foreign exchange contracts	Purchased options, within Investment in securities at value	281,437		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$403,972		$9,431,069

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(12,962,773)	$—	$—	$—	$(12,962,773)
Foreign exchange contracts	—	2,616,821	(299,684)	1,249,110	3,566,247
TOTAL	$(12,962,773)	$2,616,821	$(299,684)	$1,249,110	$(9,396,526)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(941,196)	$—	$—	$—	$(941,196)
Foreign exchange contracts	—	(3,045,922)	873,816	(112,093)	(2,284,199)
TOTAL	$(941,196)	$(3,045,922)	$873,816	$(112,093)	$(3,225,395)

2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,829,523	$46,364,949	3,984,993	$40,056,595
Shares issued to shareholders in payment of distributions declared	275,843	2,643,306	534,281	5,568,358
Conversion of Class B Shares to Class A Shares[1]	121,110	1,178,400	—	—
Shares redeemed	(3,386,257)	(32,561,375)	(5,198,265)	(52,643,466)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,840,219	$17,625,280	(678,991)	$(7,018,513)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,938	$1,195,452	233	$2,348
Shares issued to shareholders in payment of distributions declared	616	5,901	5,654	59,798
Conversion of Class B Shares to Class A Shares[1]	(121,192)	(1,178,400)	—	—
Shares redeemed	(130,188)	(1,264,674)	(116,189)	(1,172,512)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(127,826)	$(1,241,721)	(110,302)	$(1,110,366)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,250,831	$12,026,816	610,611	$6,129,819
Shares issued to shareholders in payment of distributions declared	44,408	425,487	93,698	983,295
Shares redeemed	(523,448)	(5,034,381)	(1,400,730)	(14,259,925)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	771,791	$7,417,922	(696,421)	$(7,146,811)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	296,807	$2,851,324	635,843	$6,456,611
Shares issued to shareholders in payment of distributions declared	44,151	422,988	96,809	1,011,376
Shares redeemed	(392,765)	(3,788,908)	(1,104,805)	(11,326,182)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(51,807)	$(514,596)	(372,153)	$(3,858,195)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	295,689,748	$2,846,273,024	369,751,704	$3,712,635,490
Shares issued to shareholders in payment of distributions declared	14,624,300	140,176,182	23,776,620	246,520,829
Shares redeemed	(113,225,779)	(1,088,061,501)	(323,616,756)	(3,271,675,643)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	197,088,269	$1,898,387,705	69,911,568	$687,480,676
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,085,243	$29,540,068	4,390,855	$44,849,647
Shares issued to shareholders in payment of distributions declared	337,552	3,234,695	665,575	6,914,121
Shares redeemed	(2,676,286)	(25,718,506)	(9,474,189)	(95,643,432)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	746,509	$7,056,257	(4,417,759)	$(43,879,664)
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	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	75,016,376	$721,464,031	86,955,311	$874,392,373
Shares issued to shareholders in payment of distributions declared	3,019,863	28,933,623	5,262,101	54,523,049
Shares redeemed	(28,574,149)	(274,677,533)	(75,875,657)	(760,040,553)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	49,462,090	$475,720,121	16,341,755	$168,874,869
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	249,729,245	$2,404,450,968	79,977,697	$793,341,996

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2023, the cost of investments for federal tax purposes was $14,167,953,140. The net unrealized depreciation of investments for federal tax purposes was $605,535,614. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $25,585,009 and unrealized depreciation from investments for those securities having an excess of cost over value of $631,120,623. The amounts presented are inclusive of derivative contracts.
As of November 30, 2022, the Fund had a capital loss carryforward of $675,488,917 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$544,910,859	$130,578,058	$675,488,917
At November 30, 2022, for federal income tax purposes, the Fund had $5,138,826 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons
Semi-Annual Shareholder Report

such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2023, the Adviser voluntarily waived $1,907,210 of its fee and voluntarily reimbursed $1,654,619 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2023, the Adviser reimbursed $73,357.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$213,670	$—
Class B Shares	1,633	—
Class C Shares	115,240	—
Class R Shares	67,794	—
Service Shares	240,239	(192,191)
TOTAL	$638,576	$(192,191)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2023, FSC retained $288,491 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2023, FSC retained $15,709 in sales charges from the sale of Class A Shares. FSC also retained $7,524, $96 and $4,448 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2023, FSSC received $3,945 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2023, were as follows:
Purchases	$2,617,352,132
Sales	$532,845,559
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the six months ended May 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the six months ended May 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Semi-Annual Shareholder Report

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,013.50	$4.62
Class C Shares	$1,000	$1,011.00	$7.12
Class R Shares	$1,000	$1,012.60	$5.57
Institutional Shares	$1,000	$1,016.30	$1.86
Service Shares	$1,000	$1,014.80	$3.37
Class R6 Shares	$1,000	$1,017.40	$1.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.34	$4.63
Class C Shares	$1,000	$1,017.85	$7.14
Class R Shares	$1,000	$1,019.40	$5.59
Institutional Shares	$1,000	$1,023.09	$1.87
Service Shares	$1,000	$1,021.59	$3.38
Class R6 Shares	$1,000	$1,023.14	$1.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023